5. Financial risk management (Details 1) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 NOK (kr)
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities)	$ (3,297,555)					$ (2,838,548)
US dollar
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities)		$ (3,280,937)					$ (2,838,036)
Euro
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities) | €			€ (5,996)					€ 83
Norwegian krone
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities) | kr					kr (156)					kr (126)
Swiss franc
SummaryOfFinancialRiskManagementLineItems [Line Items]
Net position Asset/(Liabilities) | SFr				SFr (10,466)					SFr (469)